Related party transactions - Disclosure of key management personnel compensation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related party transactions [abstract]
Personnel and other short-term employee benefits	€ 1,205	€ 1,881
Extra pension benefits	11	0
Share-based compensation	891	538
Executive Board Members and other Executive Members compensation	€ 2,107	€ 2,419